Share Capital Authorized and Issued - Common Shares Information (Details) - shares	Jun. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Common stock, shares authorized (in shares)	600,000,000	600,000,000
Common stock, shares, outstanding (in shares)	116,006,345	117,914,754
Common stock, shares, issued (in shares)	116,006,345	117,914,754